Pending Acquisition	12 Months Ended
Mar. 31, 2011
Pending Acquisition
Pending Acquisition

(23) Pending Acquisition

On March 28, 2011, Advantest entered into a definitive agreement under which Advantest will acquire all outstanding ordinary shares of Verigy Ltd ("Verigy"), a Singapore incorporated company publicly traded in U.S., for US$15.00 per share in cash. The total acquisition price is estimated to be approximately US$1.1 billion (approximately ¥ 90.9 billion (based on the exchange rate US$1 = ¥81)), due at closing, and will be funded with existing cash and borrowings from commercial banks. The antitrust reviews in respect of the transaction by Korean, Taiwanese and the U.S. authorities have all been completed. In addition, the transaction was approved at Verigy's shareholders meeting on June 17, 2011. The transaction will be effective upon the fulfillment of certain conditions, such as the approval of Singapore High Court and the registration of the court order with the Accounting and Corporate Regulatory Authority of Singapore. We expect the effective date of the transaction to be in early July, 2011.